Total Capital and Net Income (Loss) Per Common Unit - Additional Information (Detail) - USD ($) $ in Thousands, shares in Millions	1 Months Ended		3 Months Ended	9 Months Ended
	Aug. 31, 2016	Jun. 30, 2016	Sep. 30, 2016	Sep. 30, 2016
Limited Partners' Capital Account [Line Items]
Percentage of limited partner units outstanding held by public			72.60%	72.60%
General partner's interest (percent)				2.00%
Partners' Capital Account, Units, Sold in Public Offering			3.7	3.7
Proceeds from issuance of common limited partners units		$ 99,500	$ 21,400	$ 21,400
Offering Costs, Partnership Interests			$ 300	300
Stock Issued During Period, Shares, Dividend Reinvestment Plan	2.0
Dividends, Paid-in-kind	$ 10,400			$ 5,728
Series D Preferred Stock [Member]
Limited Partners' Capital Account [Line Items]
Preferred units dividend rate				10.50%
Series D Preferred Stock [Member] | Teekay Corporation [Member]
Limited Partners' Capital Account [Line Items]
Percentage of units owned			26.00%	26.00%
General Partner [Member]
Limited Partners' Capital Account [Line Items]
Partners' Capital Account, Units, Sold in Public Offering			0.4	0.4
Dividends, Paid-in-kind	$ 200			$ (309)
Maximum [Member]
Limited Partners' Capital Account [Line Items]
Proceeds from issuance of common limited partners units			$ 100,000